TRADE AND OTHER RECEIVABLES - NET - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	Rp 8,634	Rp 8,510
Third parties
Trade and other receivables
Trade receivables	6,625	7,132
Related parties
Trade and other receivables
Trade receivables	2,009	1,378
Gross or Cost
Trade and other receivables
Trade receivables	16,202	16,312
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	12,826	13,534
Gross or Cost | Third parties | Individual and business subscribers
Trade and other receivables
Trade receivables	11,842	12,644
Gross or Cost | Third parties | Overseas international carriers
Trade and other receivables
Trade receivables	984	890
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,376	2,778
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	1,985	1,336
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	675	679
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	385	439
Gross or Cost | Indosat
Trade and other receivables
Trade receivables	175	148
Gross or Cost | Others related entities
Trade and other receivables
Trade receivables	156	176
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,568)	(7,802)	Rp (8,360)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,201)	(6,402)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	Rp (1,367)	Rp (1,400)